Risk Management - Summary of Exchange Rates of Financial Statements for One US Dollar (Details) - Exchange Rate Risks	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management [line items]
Average exchange rate	18.3024	17.7338	20.1205
Exchange rate	20.2683	16.8935	19.3615